DESCRIPTION OF THE BUSINESS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF THE BUSINESS	DESCRIPTION OF THE BUSINESS
Hydro One Inc. (Hydro One or the Company) was incorporated on December 1, 1998, under the Business Corporations Act (Ontario) and is wholly-owned by Hydro One Limited. The businesses of Hydro One are comprised of the following three segments:
•The Transmission segment owns and operates Hydro One’s transmission system which transmits high voltage electricity across the province, interconnecting local distribution companies and certain large directly connected industrial customers throughout the Ontario electricity grid. The transmission business consists of the transmission system operated by Hydro One’s rate-regulated subsidiaries, Hydro One Networks Inc. (Hydro One Networks), Hydro One Sault Ste. Marie LP (HOSSM), and Chatham x Lakeshore Limited Partnership (CLLP), as well as an approximate 66% interest in B2M Limited Partnership (B2M LP) and an approximate 55% interest in Niagara Reinforcement Limited Partnership (NRLP).
•The Distribution segment owns and operates Hydro One’s distribution system which delivers electricity to end customers and certain other municipal electricity distributors within Ontario. The distribution business consists of the distribution systems operated by Hydro One's rate-regulated subsidiaries, Hydro One Networks and Hydro One Remote Communities Inc. (Hydro One Remotes).
•The Other segment consists of certain corporate activities and is not rate-regulated. The other segment also includes the deferred tax asset (DTA) which arose from the revaluation of the tax bases of Hydro One’s assets to fair market value when the Company transitioned from the provincial payments in lieu of tax regime to the federal tax regime at the time of Hydro One Limited’s initial public offering in 2015. As this DTA is not required to be shared with ratepayers, the Company considers it to not be part of the regulated transmission and distribution segment assets.
Rate Setting
Transmission
On August 5, 2021 Hydro One Networks filed a custom joint rate application (JRAP) for distribution and transmission revenue requirements for the 2023 to 2027 period. On November 29, 2022 the OEB issued a Decision and Order (JRAP Decision) approving Hydro One Networks' transmission revenue requirement of $1,952 million for 2023, $2,073 million for 2024, $2,168 million for 2025, $2,277 million for 2026 and $2,362 million for 2027. Revenue requirements presented for 2024 to 2027 do not reflect the actual or expected updates resulting from the annual application process with the regulator to reflect Ontario Energy Board (OEB) inflation factors.
On July 31, 2019, B2M LP filed a transmission rate application for the 2020 to 2024 period. On January 16, 2020, the OEB approved the 2020 base revenue requirement of $33 million, and a revenue cap escalator index for 2021 to 2024. On May 23, 2024, Hydro One Networks, on behalf of B2M LP, submitted B2M LP’s five-year transmission revenue requirement application for the 2025 to 2029 period. On November 21, 2024, the OEB issued a Decision and Order approving B2M LP’s five-year revenue requirement application, which includes a 2025 base revenue requirement of $38 million. Under the agreed-upon revenue requirement framework, there is no longer a requirement for B2M LP to file annual update applications with the OEB throughout the rate term, except for a one-time update in 2025. This update will reflect B2M LP’s actual cost of long-term debt and will set the revenue requirements for the 2026 to 2029 period.
On October 13, 2016, the OEB issued a Decision and Order for Hydro One Inc’s Mergers, Amalgamations, Acquisitions and Divestitures of HOSSM, including the approval of a 10-year deferred rebasing period for the 2017 to 2026 period.
On July 12, 2024, Hydro One Networks, on behalf of CLLP, submitted CLLP’s five-year transmission revenue requirement application for the 2025 to 2029 period. On December 17, 2024, the OEB issued a Decision and Order approving CLLP’s revenue requirement application, which includes a 2025 base revenue requirement of $17 million, effective January 1, 2025. Under the agreed-upon revenue requirement framework, there is no longer a requirement for CLLP to file annual update applications with the OEB throughout the rate term, except for a one-time update in 2025. This update will reflect CLLP’s actual cost of long-term debt and an adjustment to rate base to reflect final project expenditures and will set the revenue requirements for the 2026 to 2029 period.
On October 25, 2019, NRLP filed its revenue cap incentive rate application for the 2020 to 2024 period. On April 9, 2020, the OEB approved the 2020 base revenue requirement of $9 million. On May 23, 2024, Hydro One Networks, on behalf of NRLP, submitted NRLP’s five-year transmission revenue requirement application for the 2025 to 2029 period. On November 21, 2024, the OEB issued a Decision and Order approving NRLP’s revenue requirement application, which includes a 2025 base revenue requirement of $9 million. Under the agreed-upon revenue requirement framework, there is no longer a requirement for NRLP to file annual update applications with the OEB throughout the rate term, except for a one-time update in 2025. This update will reflect NRLP’s actual cost of long-term debt and will set the revenue requirements for the 2026 to 2029 period.
Distribution
On November 29, 2022 the OEB issued its JRAP Decision, approving Hydro One Networks' distribution revenue requirement of $1,727 million for 2023, $1,813 million for 2024, $1,886 million for 2025, $1,985 million for 2026 and $2,071 million for 2027. Revenue requirements presented for 2024 to 2027 do not reflect the actual or expected updates resulting from the annual application process with the regulator to reflect OEB inflation factors.
On August 31, 2022, Hydro One Remotes filed its distribution rate application for the 2023 to 2027 period. On March 2, 2023, the OEB approved Hydro One Remote’s 2023 revenue requirement of $128 million with a price cap escalator index for 2024 to 2027, and a 3.72% rate increase effective May 1, 2023. Revenue requirements for 2024 to 2027 will be updated per the annual application process with the regulator to reflect OEB inflation factors.